STOCKHOLDERS' EQUITY (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Preferred Stock, shares authorized	5,000,000	5,000,000
Preferred Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares issued	20,000,000	10,000,000
Stock issued during period for services, shares	10,000,000
Stock issued during period for services, value	$ 1,000
Contribution, Founding Shareholder	$ 19,416	$ 1,250
Redemption Agreement [Member]
Redemption Agreement with Richard Chiang, shares redeemed	10,000,000
Redemption Agreement with Richard Chiang, value redeemed	$ 1,000
Subscription Agreement [Member]
Subscription Agreement with Dongzhi Zhang, shares subscribed	20,000,000
Subscription Agreement with Dongzhi Zhang, price per share	$ 0.0001
Additional Paid-in Capital [Member]
Contribution, Founding Shareholder	$ 1,000